Stock-Based Compensation - Stock Options (Details) - Stock options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding at the beginning of the period (in shares)	2,774	2,188
Granted (in shares)	1,388	1,187
Exercised (in shares)	(150)	(161)
Forfeited/expired (in shares)	(561)	(440)
Outstanding at the end of the period (in shares)	3,451	2,774	2,188
Exercisable at the end of the period (in shares)	1,381	1,117
Vested and expected to vest at the end of the period (in shares)	3,451	2,774
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 19.62	$ 20.69
Granted (in dollars per share)	22.65	16.23
Exercised (in dollars per share)	11.89	11.77
Forfeited/expired (in dollars per share)	22.3	18.65
Outstanding at the end of the period (in dollars per share)	20.34	19.62	$ 20.69
Exercisable at the end of the period (in dollars per share)	21.11	22.81
Vested and expected to vest at the end of the period (in dollars per share)	$ 20.34	$ 19.62
Weighted-average remaining contractual life (in years)
Outstanding	7 years 10 months 24 days	7 years 10 months 24 days	8 years 1 month 6 days
Exercisable	6 years 3 months 18 days	6 years 4 months 24 days
Vested and expected to vest	7 years 10 months 24 days	7 years 10 months 24 days
Aggregate intrinsic value
Outstanding	$ 1,929	$ 26,941	$ 4,273
Exercisable	1,245	9,176
Vested and expected to vest	$ 1,929	$ 26,941